Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands													6 Months Ended
	Aug. 13, 2015	Jul. 31, 2015	Jul. 29, 2015	Jul. 22, 2015	Jul. 17, 2015	Jul. 09, 2015	Jul. 07, 2015	May. 22, 2015	Apr. 22, 2015	Feb. 19, 2015	Apr. 29, 2014	Feb. 05, 2014	Jun. 30, 2015	Jun. 30, 2014	Jul. 10, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Outstanding balance													$ 710,339			$ 686,206
Cash dividends paid, per common share										$ 0.06			$ 0.06	$ 0.05
Cash paid for vessel acquisitions													$ 74,805	$ 48,457
Payment obligations to shipyard related to vessel acquisitions													641,325
Socrates and Selecao
Subsequent Event [Line Items]
Amount repaid							$ 46,488
Outstanding balance													$ 49,800
New term bank loan			$ 46,217
Suezmax tanker
Subsequent Event [Line Items]
Year built													2009
Expected delivery													Q4 2015
Suezmax tanker
Subsequent Event [Line Items]
Year built													2012
Expected delivery													Q4 2015
Suezmax tankers
Subsequent Event [Line Items]
Acquisition/Disposal price															$ 121,000
Delphi and Triathlon
Subsequent Event [Line Items]
Acquisition/Disposal price					$ 43,000
Amount repaid					$ 23,193
Amount Drawn Down | Socrates and Selecao
Subsequent Event [Line Items]
Outstanding balance			$ 46,217
Preferred Class B Shares
Subsequent Event [Line Items]
Dividend declared						$ 0.5
Preferred stock dividend rate percentage													8.00%
Dividends per share declared - payment date						Jul. 30, 2015
Preferred Class C Shares
Subsequent Event [Line Items]
Dividend declared						$ 0.55469
Preferred stock dividend rate percentage													8.875%
Dividends per share declared - payment date						Jul. 30, 2015
Preferred Class D Shares
Subsequent Event [Line Items]
Dividend declared	$ 0.72309
Preferred stock dividend rate percentage													8.75%
Common shares issued									3,400,000
Dividends per share declared - payment date	Aug. 28, 2015
Dividends per share declared - record date	Aug. 25, 2015
Two VLCC's contracts
Subsequent Event [Line Items]
Acquisition/Disposal price				$ 39,662
Expected delivery													2016
Cash paid for vessel acquisitions				13,955
Cash to be settled in shares				25,707
Payment obligations to shipyard related to vessel acquisitions				$ 154,251
Common Stock
Subsequent Event [Line Items]
Dividend declared		$ 0.06						$ 0.06
Common shares issued											11,000,000	12,995,000
Dividends per share declared - payment date		Dec. 15, 2015						Sep. 10, 2015
Dividends per share declared - record date		Dec. 09, 2015						Sep. 03, 2015
Common shares issued, price per share											$ 7.30	$ 6.65
Common Stock | Two VLCC's contracts
Subsequent Event [Line Items]
Common shares issued				2,626,357
Common shares issued, price per share				$ 9.7881